Financial Instruments / Risk Management - Schedule of Sensitivity Changes in Exchange Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Impact on loss	SFr 1,269	SFr (4,664)	SFr 49
+5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	10,272	21,667
Impact on loss	(514)	1,083
-5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	10,272	21,667
Impact on loss	514	(1,083)
+5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	5,409	4,049
Impact on loss	270	202
-5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	5,409	4,049
Impact on loss	SFr (270)	SFr (202)